Schedule of Investments

May 31, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.86%
California–93.40%
Adelanto (City of), CA Public Financing Authority; Series 1996 B, RB	6.30%	09/01/2028	$ 500	$ 502,901
Adelanto Public Utility Authority (Utility System); Series 2014 A, RB	5.00%	07/01/2024	800	800,182
Alameda (County of), CA Redevelopment Successor Agency (Eden Area Redevelopment); Series 2006 A, RB (INS - NATL)(a)	4.38%	08/01/2030	10	10,002
Association of Bay Area Governments (California Redevelopment Agency Pool); Series 1994 A, RB (INS - AGM)(a)	6.00%	12/15/2024	35	35,398
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	505	508,407
Bell (City of), CA Community Redevelopment Agency; Series 2003, Ref. RB (INS - AGC)(a)	5.63%	10/01/2033	25	25,049
Blythe (City of), CA Financing Authority (City Hall & County Courthouse); Series 1997, RB (INS - NATL)(a)	5.50%	09/01/2027	55	54,712
Burbank-Glendale-Pasadena Airport Authority;
Series 2024 B, RB(b)	5.25%	07/01/2040	2,250	2,460,802
Series 2024 B, RB(b)	5.25%	07/01/2042	3,000	3,255,056
Series 2024 B, RB(b)	5.25%	07/01/2044	4,250	4,583,789
California (State of);
Series 1994, GO Bonds (INS - NATL)(a)	6.00%	08/01/2024	20	20,062
Series 1995, GO Bonds (INS - AMBAC)(a)	5.90%	03/01/2025	15	15,080
Series 1996, GO Bonds (INS - FGIC)(a)	5.38%	06/01/2026	45	45,334
Series 1996, GO Bonds (INS - NATL)(a)	5.38%	06/01/2026	10	10,074
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2026	10	10,058
Series 1997, GO Bonds	5.13%	10/01/2027	20	20,020
Series 2000, GO Bonds	5.63%	05/01/2026	20	20,024
Series 2001, GO Bonds	5.20%	11/01/2031	5	5,005
Series 2002, GO Bonds (INS - SGI)(a)	5.00%	10/01/2028	5	5,004
Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	815	821,058
Series 2023, Ref. GO Bonds	5.00%	10/01/2042	5,000	5,290,193
California (State of) Community Choice Financing Authority (Clean Energy); Series 2023, RB(c)	5.25%	04/01/2030	6,930	7,365,556
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(c)	5.25%	10/01/2031	5,000	5,228,380
Series 2023 D, RB(c)	5.50%	11/01/2028	7,000	7,423,520
California (State of) Community College Financing Authority (Grossmont-Cuyamaca Community College District, Palomar Community College District & Shasta-Tehama-Trinity Joint Community College District); Series 2001 A, RB (INS - NATL)(a)	5.63%	04/01/2026	295	296,575
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.00%	05/01/2033	600	623,927
California (State of) County Tobacco Securitization Agency;
Series 2007 A, RB	5.00%	06/01/2036	4,170	4,052,778
Series 2007 B, RB	5.10%	06/01/2028	50	50,000
Series 2014, Ref. RB	4.00%	06/01/2029	485	485,000
Series 2020 B-1, Ref. RB	4.00%	06/01/2049	110	110,000
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	150	150,000
Series 2002, RB	6.00%	06/01/2042	4,700	4,800,585
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.); Series 2002, RB	6.00%	06/01/2035	1,420	1,421,153
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 A, Ref. RB	4.00%	06/01/2049	1,305	1,218,824
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	550	557,299
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	105	105,592
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2030	710	733,406
California (State of) Educational Facilities Authority (Santa Clara University); Series 2015, Ref. RB	5.00%	04/01/2039	6,035	6,094,883
California (State of) Educational Facilities Authority (University of the Pacific); Series 2015, Ref. RB	5.00%	11/01/2036	1,850	1,872,302

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(d)	6.00%	06/01/2043	$ 4,895	$ 4,889,438
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2032	1,750	1,782,941
California (State of) Health Facilities Financing Authority (City of Hope);
Series 2012 A, RB	5.00%	11/15/2032	4,275	4,275,579
Series 2012 A, RB	5.00%	11/15/2035	12,280	12,282,316
Series 2012 A, RB	5.00%	11/15/2039	4,905	4,905,205
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2040	2,500	2,458,559
California (State of) Health Facilities Financing Authority (El Camino Hospital);
Series 2015 A, Ref. RB	5.00%	02/01/2032	1,750	1,765,660
Series 2015 A, Ref. RB	5.00%	02/01/2033	3,000	3,025,825
Series 2015 A, Ref. RB	5.00%	02/01/2040	5,200	5,210,888
California (State of) Health Facilities Financing Authority (Gateways Hospital and Mental Health Center); Series 2011 B, RB (INS - Cal-Mortgage)(a)	4.45%	12/01/2024	10	10,004
California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2014 A, RB	5.00%	10/01/2029	500	501,610
Series 2014 A, RB	5.00%	10/01/2038	3,420	3,422,198
Series 2014 B, RB	5.00%	10/01/2044	5,000	5,003,948
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,800	1,898,748
Series 2017 A, Ref. RB	5.00%	11/15/2035	1,500	1,576,109
California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II);
Series 2016 A, Ref. RB	5.00%	05/01/2027	1,505	1,561,849
Series 2016 A, Ref. RB	5.00%	05/01/2028	775	803,405
Series 2016 A, Ref. RB	5.00%	05/01/2029	910	943,598
Series 2016 A, Ref. RB	5.00%	05/01/2030	740	767,493
Series 2016 A, Ref. RB	5.00%	05/01/2031	910	942,160
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts); Series 2016, Ref. RB	5.00%	07/01/2026	5,000	5,155,256
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,008,324
California (State of) Municipal Finance Authority (Chevron USA); Series 2010, VRD RB(e)	2.40%	11/01/2035	7,000	7,000,000
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	6,385	6,715,551
Series 2018, RB	5.00%	05/15/2037	2,500	2,586,601
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2032	2,120	2,233,457
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	2,000	2,103,540
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2034	1,260	1,324,028
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2036	1,900	1,993,545
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2040	3,080	3,214,855
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2028	3,000	3,066,683
Series 2017 A, Ref. RB	5.00%	02/01/2029	3,400	3,477,548
Series 2017 A, Ref. RB	5.00%	02/01/2030	3,500	3,576,860
Series 2017 A, Ref. RB	5.00%	02/01/2031	2,000	2,041,969
Series 2017 A, Ref. RB	5.00%	02/01/2032	1,500	1,530,318
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2030	2,155	2,203,428
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(b)	5.00%	12/31/2033	8,385	8,486,931
Series 2018 A, RB(b)	5.00%	12/31/2034	6,500	6,578,454
Series 2018, RB(b)	5.00%	12/31/2035	2,700	2,730,332

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (NorthBay Healthcare Group);
Series 2015, RB	5.00%	11/01/2030	$ 440	$ 434,320
Series 2015, RB	5.00%	11/01/2035	1,100	1,056,667
Series 2017 A, RB	5.00%	11/01/2028	1,000	996,938
Series 2017 A, RB	5.25%	11/01/2029	750	751,979
California (State of) Municipal Finance Authority (San Bernardino Municipal Water Department Water Facilities);
Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2033	1,580	1,612,367
Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2035	1,715	1,746,965
California (State of) Municipal Finance Authority (St. Mary’s School - Aliso Viejo); Series 2024, RB	4.65%	05/01/2030	1,045	1,041,224
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(b)	4.00%	07/15/2029	1,100	1,092,981
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 11/09/2018-02/12/2019; Cost $4,096,042)(b)(d)(f)(g)	7.50%	07/01/2032	4,000	54,000
Series 2020, RB (Acquired 10/06/2020; Cost $601,778)(b)(d)(f)(g)	7.50%	07/01/2032	630	8,505
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(b)(d)	5.00%	07/01/2030	5,000	5,041,244
Series 2012, RB(b)(d)	5.00%	11/21/2045	10,000	10,013,132

California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(d)	5.00%	07/01/2039	1,500	1,555,145
California (State of) Pollution Control Financing Authority (Southern California Water Co.); Series 1996 A, RB (INS - NATL)(a)(b)	5.50%	12/01/2026	1,030	1,053,546
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(d)	4.25%	07/01/2030	1,415	1,326,697
California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(d)	6.25%	07/01/2054	12,900	13,525,849
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(d)	3.13%	05/15/2029	1,000	972,430
Series 2021, RB(d)	5.00%	11/15/2036	500	491,803
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 A, RB(d)	5.00%	07/01/2036	600	591,426
California (State of) Public Works Board (California Community Colleges);
Series 2004 B, RB	5.13%	06/01/2025	15	15,018
Series 2004 B, RB	5.13%	06/01/2029	45	45,051
Series 2005 E, RB (INS - BHAC)(a)	5.00%	10/01/2024	50	50,053
Series 2007 B, RB (INS - NATL)(a)	4.25%	03/01/2026	5	5,001
Series 2007 B, RB (INS - NATL)(a)	5.00%	03/01/2027	50	50,047
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2034	9,120	9,150,761
California (State of) School Finance Authority; Series 2024 A, RB(d)	5.50%	06/01/2043	2,165	2,176,214
California (State of) School Finance Authority (Aspire Public Schools Obligated Group); Series 2020 A, RB(d)	5.00%	08/01/2040	1,000	1,014,363
California (State of) School Finance Authority (Classical Academies Oceanside); Series 2017 A, Ref. RB(d)	4.00%	10/01/2027	1,600	1,574,860
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(d)	5.50%	07/01/2027	755	762,429
California (State of) School Finance Authority (HTH Learning); Series 2017 A, Ref. RB(d)	5.00%	07/01/2032	1,705	1,717,492
California (State of) School Finance Authority (KIPP LA); Series 2015 A, RB(d)	5.00%	07/01/2035	500	505,395
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(d)	5.00%	06/01/2039	740	736,139
California (State of) Statewide Communities Development Authority;
Series 2020 B, RB	4.00%	09/02/2024	110	109,723
Series 2020 B, RB	4.00%	09/02/2025	115	114,031
Series 2020 B, RB	4.00%	09/02/2026	115	113,459
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	955	955,151
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2031	175	180,268
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(b)	5.20%	06/01/2036	735	735,658
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2034	3,000	3,014,654
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(d)	5.00%	07/01/2029	900	918,755

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2015, Ref. RB	5.00%	09/02/2035	$ 3,515	$ 3,556,249
Series 2021 C-1, RB	2.25%	09/02/2026	1,350	1,231,365

California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2030	1,500	1,525,730
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	2,170	2,216,135
Series 2002 B, RB	6.00%	05/01/2043	750	765,951
Series 2002, RB	6.00%	05/01/2043	750	765,951

California State University; Series 2015 A, Ref. RB	5.00%	11/01/2043	1,700	1,727,390

Cathedral (City of), CA Redevelopment Agency Successor Agency (Merged Redevelopment); Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2035	200	201,250
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	1,230	1,253,133
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2029	1,280	1,303,056
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2030	900	915,293
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2031	950	965,119

Chula Vista (City of), CA Municipal Financing Authority; Series 2015 B, Ref. RB	5.00%	09/01/2026	1,500	1,522,630

Colton (City of), CA Public Financing Authority; Series 2007 A, RB (INS - AMBAC)(a)	4.70%	04/01/2032	15	15,005

Cotati-Rohnert Park Unified School District (Election of 2016); Series 2018 C, GO Bonds (INS - AGM)(a)	5.00%	08/01/2042	1,735	1,777,893

Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2013-1); Series 2019, RB	5.00%	09/01/2044	2,645	2,690,926
Downey (City of), CA Community Development Commission; Series 1997, Ref. RB (INS - NATL)(a)	5.13%	08/01/2028	35	35,052
Eclipse Funding Trust; Series 2016, VRD GO Ctfs.(d)(e)	2.30%	08/01/2041	9,000	9,000,000
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	850	852,079
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development);
Series 2012, Ref. RB	5.00%	09/01/2026	620	620,524
Series 2012, Ref. RB	5.00%	09/01/2027	790	790,693
Fontana (City of), CA (Community Facilities District No. 80);
Series 2017, RB	5.00%	09/01/2026	290	296,257
Series 2017, RB	5.00%	09/01/2029	175	180,561
Fresno (City of), CA Joint Powers Financing Authority (Master Lease);
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2030	675	701,726
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2031	1,000	1,039,431
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2032	500	519,579

Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(h)	5.00%	06/01/2027	1,850	1,947,232

Grossmont Healthcare District; Series 2015 D, Ref. GO Bonds	4.00%	07/15/2040	7,000	6,870,695

Hawthorne (City of), CA Community Redevelopment Agency Successor Agency (Community Facilities District No. 1999-1); Series 2010, Ref. RB	6.13%	10/01/2025	1,395	1,404,203
Hemet Unified School District;
Series 2021, Ref. RB	4.00%	09/01/2026	225	223,308
Series 2021, Ref. RB	4.00%	09/01/2028	255	251,393
Series 2021, Ref. RB	4.00%	09/01/2032	335	325,685
Series 2021, Ref. RB	4.00%	09/01/2035	400	386,577
Series 2021, Ref. RB	4.00%	09/01/2036	200	191,985

Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2031	1,675	1,682,944

Huntington Beach (City of), CA (Community Facilities District No. 2002-1 - Improvement Area A - McDonnell Centre Business Park); Series 2002 A, RB	6.25%	09/01/2027	20	20,114
Huntington Beach (City of), CA (Community Facilities District No. 2003-1 - Huntington Center);
Series 2013, Ref. RB	5.25%	09/01/2025	1,055	1,055,884
Series 2013, Ref. RB	5.25%	09/01/2026	1,115	1,115,957
Series 2013, Ref. RB	5.38%	09/01/2033	1,200	1,201,045
Imperial (City of), CA Public Financing Authority (Water Facility); Series 2012, RB	5.00%	10/15/2026	2,100	2,101,841
Imperial Irrigation District;
Series 2016 B-2, Ref. RB	5.00%	11/01/2041	5,455	5,609,525
Series 2017, Ref. RB	4.00%	11/01/2037	6,070	6,145,875

Inland Empire Tobacco Securitization Corp.; Series 2019, Ref. RB	3.68%	06/01/2038	5,655	5,347,560

Inland Valley Development Agency; Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2044	5,000	5,023,666

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Irvine (City of), CA (Reassessment District No. 13-1); Series 2013, RB	5.00%	09/02/2025	$ 710	$ 712,023
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2039	2,000	2,003,494
Series 2014, RB	5.00%	09/01/2044	500	500,582
Jurupa (City of), CA Public Financing Authority; Series 2014 A, Ref. RB	5.00%	09/01/2042	1,000	1,001,542
Jurupa Community Services District;
Series 2021 A, RB	4.00%	09/01/2031	100	99,295
Series 2021 A, RB	4.00%	09/01/2033	100	99,027
Series 2021 A, RB	4.00%	09/01/2034	165	163,220
Series 2021 A, RB	4.00%	09/01/2036	180	176,962
Series 2021 A, RB	4.00%	09/01/2039	135	128,552
Series 2021 A, RB	4.00%	09/01/2040	140	131,755
Long Beach (City of), CA;
Series 2015 D, RB	5.00%	05/15/2042	7,500	7,572,979
Series 2015, RB	5.00%	05/15/2027	850	853,334

Long Beach (City of), CA (Community Facilities District No. 6); Series 2002, RB	6.25%	10/01/2026	20	20,032

Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	100	110,952

Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	30	30,041

Los Angeles (City of), CA; Series 2013 A, Ref. RB	5.00%	06/01/2035	145	145,285
Los Angeles (City of), CA Department of Airports;
Series 2015 C, Ref. RB	5.00%	05/15/2038	4,240	4,290,749
Series 2017, Sub. RB(b)	5.00%	05/15/2041	16,580	16,711,498
Series 2018 B, Ref. RB(b)	5.00%	05/15/2034	1,000	1,038,812
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2015 A, RB(b)	5.00%	05/15/2040	5,000	5,021,718
Series 2018 D, Ref. RB(b)	5.00%	05/15/2030	9,000	9,460,258
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, RB	5.00%	07/01/2042	5,000	5,160,030
Series 2023 F-2, Ref. VRD RB(e)	1.95%	07/01/2047	3,000	3,000,000

Los Angeles (County of), CA Public Works Financing Authority; Series 2015 A, RB	5.00%	12/01/2044	3,810	3,821,644
Los Angeles (Port of), CA;
Series 2014 A, Ref. RB(b)	5.00%	08/01/2030	2,000	2,001,595
Series 2014 A, Ref. RB(b)	5.00%	08/01/2031	1,250	1,250,757
Series 2014 A, Ref. RB(b)	5.00%	08/01/2032	1,745	1,745,695
Series 2014 A, Ref. RB(b)	5.00%	08/01/2033	1,895	1,895,580
Series 2014 A, Ref. RB(b)	5.00%	08/01/2034	2,470	2,470,631
Series 2014 C, RB	5.00%	08/01/2031	1,450	1,451,492

Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	375	386,931

Manteca (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2038	610	628,494

Manteca Unified School District (Community Facilities District No. 1989-2); Series 2013 F, RB (INS - AGM)(a)	5.00%	09/01/2027	1,285	1,286,065
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 A, RB	5.00%	09/01/2033	340	352,365
Series 2018 B, RB	5.00%	09/01/2033	250	259,290
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2036	310	315,584
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2037	495	501,070
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2038	555	558,440
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2039	470	473,619
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2040	600	601,800

Mountain View (City of), CA; Series 2004 A, RB (INS - NATL)(a)	4.50%	06/01/2026	10	10,007

Mt. San Jacinto Community College District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2043	5,000	4,975,850

Napa Valley Unified School District; Series 2016 C, Ref. GO Bonds	5.00%	08/01/2041	300	307,657
Natomas Unified School District;
Series 2014, Ref. GO Bonds(c)(h)	5.00%	08/05/2024	760	761,474
Series 2020 A, GO Bonds (INS - AGM)(a)	4.00%	08/01/2045	4,000	3,939,956

Northern California Energy Authority; Series 2024, Ref. RB(c)	5.00%	08/01/2030	5,000	5,289,791

Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	695	693,669

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Oceanside (City of), CA (Community Facilities District No. 200-1 - Ocean Ranch Corporate Centre);
Series 2013 A, Ref. RB	5.00%	09/01/2026	$ 665	$ 665,502
Series 2013 A, Ref. RB	5.00%	09/01/2027	725	725,569
Series 2013 A, Ref. RB	5.00%	09/01/2028	785	785,590

Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	1,000	1,006,232

Oxnard (City of), CA Financing Authority; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2029	2,000	2,001,246
Palm Desert (City of), CA;
Series 2021 A, Ref. RB	3.00%	09/01/2024	280	278,163
Series 2021 A, Ref. RB	4.00%	09/01/2025	290	288,113
Palm Springs Unified School District;
Series 2014, Ref. GO Bonds	4.00%	08/01/2033	1,155	1,153,180
Series 2014, Ref. GO Bonds	4.00%	08/01/2035	1,095	1,094,963

Palo Alto (City of), CA; Series 1999 A, Ref. RB (INS - AMBAC)(a)	5.25%	06/01/2024	5	5,000
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2031	1,625	1,562,327
Series 2016, Ref. RB	5.00%	11/01/2036	1,845	1,739,074
Series 2016, Ref. RB	5.00%	11/01/2039	6,320	5,867,571

Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB	5.00%	10/01/2044	4,000	4,079,390

Perris (City of), CA Joint Powers Authority; Series 2014 B, Ref. RB	5.00%	09/01/2038	1,025	1,025,554
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2027	185	185,576
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2028	205	205,638
Rancho Cucamonga (City of), CA (Community Facilities District No. 2003-01 - Improvement Area No. 1);
Series 2013, Ref. RB	5.75%	09/01/2028	1,800	1,802,683
Series 2013, Ref. RB	5.25%	09/01/2033	200	200,185

Rancho Mirage (City of), CA (Reassessment District No. R22-85); Series 2002, Ref. RB	5.75%	09/02/2026	15	15,059

Redlands (City of), CA (Community Facilities District No. 2003-1 - Redlands Business Center); Series 2004, RB	5.85%	09/01/2033	10	10,044

Redwood City (City of), CA (Community Facilities District No. 99-1); Series 2012, Ref. RB	5.00%	09/01/2029	690	690,487

Richmond (City of), CA Joint Powers Financing Authority; Series 2016, RB	5.50%	11/01/2029	4,745	4,846,105

Riverside (City of), CA (Community Facilities District No. 2006-1); Series 2013, RB	5.25%	09/01/2043	500	500,808

Riverside (City of), CA (Riverwalk Auto Center Assessment District); Series 2012, Ref. RB	5.00%	09/02/2024	335	335,513

Riverside (City of), CA (Riverwalk Business Center Assessment District); Series 2004, RB	6.25%	09/02/2029	200	201,248
Riverside (City of), CA Public Financing Authority;
Series 2012 A, Ref. RB	5.00%	11/01/2027	1,640	1,646,460
Series 2012 A, Ref. RB	5.00%	11/01/2028	1,155	1,159,503
Riverside (County of), CA Community Facilities District No. 04-2 (Lake Hills Crest); Series 2012, Ref. RB(c)(h)	5.00%	09/01/2024	450	451,296
Riverside (County of), CA Community Facilities District No. 05-8 (Scott Road); Series 2013, RB(c)(h)	5.00%	09/01/2024	3,000	3,008,642
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2034	500	488,475
Series 2020, RB	4.00%	09/01/2037	500	479,883
Series 2020, RB	4.00%	09/01/2040	350	320,680
Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2035	295	282,569
Series 2021, RB	4.00%	09/01/2036	305	293,056
Series 2021, RB	4.00%	09/01/2037	320	304,344
Series 2021, RB	4.00%	09/01/2038	330	308,990
Series 2021, RB	4.00%	09/01/2039	345	317,705
Series 2021, RB	4.00%	09/01/2040	190	172,876
Romoland School District Community Facilities No. 2004-1;
Series 2013, RB	5.00%	09/01/2025	365	365,187
Series 2013, RB	5.00%	09/01/2026	440	440,249
Series 2013, RB	5.00%	09/01/2027	405	405,247
Series 2013, RB	5.00%	09/01/2028	500	500,309
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2033	235	227,615
Series 2020, RB	4.00%	09/01/2035	275	265,535
Series 2020, RB	4.00%	09/01/2037	320	302,202

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

Roseville (City of), CA Natural Gas Financing Authority; Series 2007, RB	5.00%	02/15/2025	$ 100	$ 100,371

Sacramento (City of), CA (2019 Sacramento Tourism Infrastructure District - Convention Center Ballroom); Series 2019, RB	4.00%	06/01/2037	1,760	1,741,960
Sacramento (City of), CA Area Flood Control Agency (Natomas Basin Local Assessment District); Series 2014, RB (INS - BAM)(a)	5.00%	10/01/2039	1,900	1,902,785
Sacramento (City of), CA Financing Authority (Westlake and Regency Park);
Series 2013 A, Ref. RB	5.00%	09/01/2024	1,840	1,840,842
Series 2013 A, Ref. RB	5.00%	09/01/2025	850	850,521
Series 2013 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2026	785	785,300
Series 2013 A, Ref. RB	5.00%	09/01/2027	455	455,165

Sacramento (County of), CA; Series 2018 C, Ref. RB(b)	5.00%	07/01/2037	6,000	6,175,845

Sacramento (County of), CA Public Financing Authority; Series 2003 A, RB (INS - NATL)(a)	5.13%	12/01/2028	15	15,020

Sacramento (County of), CA Sanitation Districts Financing Authority; Series 2014 A, Ref. RB	5.00%	12/01/2044	250	250,019

San Bernardino (City of), CA Joint Powers Financing Authority; Series 1999, Ref. COP (INS - NATL)(a)	5.50%	09/01/2024	65	65,122

San Bernardino (County of), CA Redevelopment Agency Successor Agency (San Sevaine Redevelopment); Series 2016 B, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	285	290,186
San Clemente (City of), CA;
Series 2021, Ref. RB	4.00%	09/01/2026	100	99,501
Series 2021, Ref. RB	4.00%	09/01/2027	100	99,556
Series 2021, Ref. RB	4.00%	09/01/2028	100	99,465
Series 2021, Ref. RB	4.00%	09/01/2029	100	99,086
Series 2021, Ref. RB	4.00%	09/01/2030	100	98,525
San Diego (City of), CA (Assessment District No. 4096);
Series 2013, Ref. RB	5.00%	09/02/2024	185	185,214
Series 2013, Ref. RB	5.00%	09/02/2025	190	190,357
Series 2013, Ref. RB	5.13%	09/02/2026	205	205,502
Series 2013, Ref. RB	5.13%	09/02/2027	215	215,578
Series 2013, Ref. RB	5.25%	09/02/2028	225	225,689
Series 2013, Ref. RB	5.38%	09/02/2029	240	240,845
Series 2013, Ref. RB	5.38%	09/02/2030	250	250,814
Series 2013, Ref. RB	5.50%	09/02/2031	260	260,918
Series 2013, Ref. RB	5.50%	09/02/2032	280	280,987
San Diego (City of), CA Community Facilities District No. 3;
Series 2013, Ref. RB	5.00%	09/01/2025	545	545,383
Series 2013, Ref. RB	5.00%	09/01/2027	610	610,498
Series 2013, Ref. RB	5.00%	09/01/2028	640	640,511
Series 2013, Ref. RB	5.00%	09/01/2030	720	720,539

San Diego (City of), CA Public Facilities Financing Authority; Series 2018 A, RB	5.25%	08/01/2047	6,380	6,714,424
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement);
Series 2015 A, RB	5.00%	10/15/2033	1,250	1,270,887
Series 2015 A, RB	5.00%	10/15/2034	1,000	1,015,791

San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 2003 B, RB	5.25%	09/01/2026	55	55,057

San Diego (County of), CA Water Authority; Series 1998 A, COP (INS - NATL)(a)	4.75%	05/01/2028	95	95,060
San Francisco (City & County of), CA;
Series 2015 A, COP(c)(h)	5.00%	08/20/2024	700	701,695
Series 2015 R-1, Ref. COP(c)(h)	4.00%	08/20/2024	2,105	2,105,680
Series 2015 R-1, Ref. COP(c)(h)	4.00%	08/20/2024	4,090	4,091,322
Series 2015 R-1, Ref. COP(c)(h)	5.00%	08/20/2024	50	50,121
Series 2015 R-1, Ref. GO Bonds(c)(h)	4.00%	08/20/2024	100	100,032
Series 2015 R-1, Ref. GO Bonds(c)(h)	5.00%	08/20/2024	250	250,605

San Francisco (City & County of), CA (Bayshore Hester Assessment District No. 95-1); Series 1996, RB	6.85%	09/02/2026	15	15,526
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2014 A, RB(b)(c)(h)	5.00%	08/30/2024	575	576,439
Series 2014 A, RB(b)(c)(h)	5.00%	08/30/2024	10,000	10,025,029
Series 2016 B, RB(b)	5.00%	05/01/2041	10,000	10,077,633
Series 2018 D, RB(b)	5.00%	05/01/2043	8,000	8,132,809
Series 2019 A, RB(b)	5.00%	05/01/2044	1,000	1,023,018

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(d)	5.00%	09/01/2027	$ 295	$ 298,624
Series 2022 A, RB(d)	5.00%	09/01/2032	400	413,480
Series 2022 B, RB(d)	5.00%	09/01/2032	400	408,230
San Jacinto (City of), CA Community Facilities District No. 2002-1; Series 2016, Ref. RB	5.00%	09/01/2026	925	941,970
San Jose (City of), CA;
Series 2017 A, Ref. RB(b)	5.00%	03/01/2035	500	511,660
Series 2017 A, Ref. RB(b)	5.00%	03/01/2036	1,000	1,022,576
Series 2017 A, Ref. RB(b)	5.00%	03/01/2037	1,250	1,276,114
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(b)	6.10%	01/01/2031	25	24,631
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	1,780	1,781,506
San Luis Obispo (County of), CA (Paso Robles Courthouse); Series 2007, COP (INS - AGM)(a)	4.25%	10/15/2026	5	5,003
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(b)	5.85%	08/01/2031	1,375	1,377,817
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	1,430	1,430,372
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center);
Series 2012, Ref. RB	5.00%	11/15/2024	325	325,166
Series 2012, Ref. RB	5.00%	11/15/2025	925	925,639
Series 2012, Ref. RB	5.00%	11/15/2027	785	785,578
Series 2012, Ref. RB	5.00%	11/15/2028	1,170	1,170,919
Santa Nella (County of), CA Water District; Series 1998, Ref. RB	6.25%	09/02/2028	10	9,273
Saugus Union School District Financing Authority;
Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2038	650	653,920
Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2041	260	258,760
Selma (City of), CA Redevelopment Agency; Series 2010 A, RB	5.75%	09/01/2024	375	375,277
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(i)	0.00%	06/01/2036	6,000	3,118,153
Simi Valley (City of), CA Community Development Agency (Merged Tapo Canyon & West End Community Development); Series 2003, Ref. RB (INS - NATL)(a)	5.00%	09/01/2030	25	25,037
Sonora Union High School District (Election of 2012); Series 2013 A, GO Bonds (INS - AGM)(a)	5.63%	08/01/2029	1,020	1,021,275
South Pasadena (City of), CA; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	10/01/2036	1,115	1,155,063
South San Francisco (City of) CA Public Facilities Financing Authority; Series 2021 A, RB	4.00%	06/01/2040	3,305	3,328,034
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2014, Ref. RB (INS - AGM)(a)	4.00%	10/01/2034	500	497,059
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(c)	5.00%	09/01/2030	10,000	10,535,439
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	1,170	1,233,689
Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,096,769
Series 2019, Ref. RB	5.00%	06/01/2039	1,810	1,891,222
Series 2019, Ref. RB	5.00%	06/01/2048	12,205	12,245,646
Sutter & Butte (Counties of), CA Flood Agency;
Series 2013, RB	5.00%	10/01/2025	300	300,288
Series 2013, RB	5.00%	10/01/2026	415	415,298
Series 2013, RB	5.00%	10/01/2027	700	700,480
Series 2013, RB	5.00%	10/01/2028	1,465	1,465,959
Series 2013, RB	5.00%	10/01/2029	1,490	1,490,834
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1);
Series 2012 A, Ref. RB	5.00%	09/01/2032	1,500	1,501,701
Series 2012 B, RB	5.00%	09/01/2032	1,500	1,501,701
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1);
Series 2021, Ref. RB	4.00%	09/01/2026	220	217,606
Series 2021, Ref. RB	4.00%	09/01/2028	260	255,828
Series 2021, Ref. RB	4.00%	09/01/2030	300	292,682
Series 2021, Ref. RB	4.00%	09/01/2032	100	96,415
Tracy (City of), CA Community Facilities District No. 93-1 (I-205 Parcel GL-17);
Series 1996 A, RB	6.30%	09/01/2026	15	15,078
Series 2002, RB	6.25%	09/01/2032	25	25,041

Truckee (Town of), CA Donner Public Utility District (Community Facilities District No. 04-1); Series 2004, RB	5.80%	09/01/2035	30	29,583

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Tustin (City of), CA Community Facilities District (Tustin Legacy/John Laing Homes);
Series 2013, Ref. RB	5.00%	09/01/2024	$ 420	$ 420,869
Series 2013, Ref. RB	5.00%	09/01/2025	445	446,220
Series 2013, Ref. RB	5.00%	09/01/2026	470	471,423
Series 2013, Ref. RB	5.00%	09/01/2027	490	491,564
Series 2013, Ref. RB	5.00%	09/01/2028	515	516,693

Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	4,155	4,212,181
Vallejo (City of), CA;
Series 2003 A, RB	6.00%	09/01/2026	20	20,071
Series 2003 A, RB	6.13%	09/01/2034	30	30,139

Victor Elementary School District; Series 2015 B, GO Bonds	5.00%	08/01/2042	2,925	2,941,357

Victorville (City of), CA Redevelopment Agency; Series 2002 A, RB (INS - AGM)(a)	5.13%	12/01/2031	20	20,032

Western Riverside (County of), CA Water & Wastewater Financing Authority; Series 2013 A-1, Ref. RB	5.00%	09/01/2025	2,335	2,337,437
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB	5.00%	06/01/2044	14,505	14,507,650
				619,963,912

Puerto Rico–4.10%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,165	3,181,359
Series 2002, RB	5.63%	05/15/2043	335	338,970
Corp. Para El Financiamiento Publico de Puerto Rico;
Series 2011, RB(j)	0.00%	08/01/2024	600	0
Series 2011, RB(j)	0.00%	08/01/2025	1,400	0
Series 2011, RB(j)	0.00%	08/01/2026	3,300	0
Series 2011, RB(j)	5.50%	08/01/2031	1,750	0

GDB Debt Recovery Authority of Puerto Rico; Series 2023, RB	7.50%	08/20/2040	244	228,476

PR Custodial Trust; Series 2003 A, GO	0.00%	03/15/2049	145	13,952
PRHTA Custodial Trust;
Series 2022 G, RB(f)	5.00%	12/06/2049	21	5,307
Series 2022 L, RB(f)	5.25%	12/06/2049	301	77,201
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(i)	0.00%	07/01/2024	27	27,129
Series 2021 A, GO Bonds(i)	0.00%	07/01/2033	215	142,715
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	8,856	8,933,468
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	184	192,708
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	181	195,137
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	176	196,295
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	347	346,972
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	150	147,452
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	129	124,980
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	175	162,802
Subseries 2022, RN	0.00%	11/01/2043	737	457,647
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB (INS - AGC)(a)	6.13%	07/01/2024	10	10,018
Series 2021 B, RB(d)	5.00%	07/01/2025	4,060	4,103,565
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	470	470,069
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2024	520	520,064
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2024	100	100,012
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	25	25,008
Series 2007 UU, Ref. RB (INS - AGM)(a)	5.00%	07/01/2024	455	455,010
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	193	190,007
Series 2023 A, RB	6.63%	01/01/2028	1,472	1,446,156

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	$ 4,057	$ 4,065,753
Series 2018 A-1, RB	4.55%	07/01/2040	4	4,029
Series 2018 A-1, RB(i)	0.00%	07/01/2046	5	1,601
Series 2018 A-1, RB(i)	0.00%	07/01/2051	5	1,189
Series 2018 A-1, RB	4.75%	07/01/2053	4	3,975
Series 2018 A-1, RB	5.00%	07/01/2058	5	5,002
Series 2019 A-2, RB	4.54%	07/01/2053	46	44,175
Series 2019 A-2, RB	4.78%	07/01/2058	620	614,516
University of Puerto Rico;
Series 2006 P, Ref. RB (INS - NATL)(a)	5.00%	06/01/2024	100	100,000
Series 2006 P, Ref. RB	5.00%	06/01/2024	315	315,000
				27,247,719

Guam–0.16%

Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2042	1,120	1,042,652

Northern Mariana Islands–0.14%

Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(d)	5.00%	06/01/2030	1,010	923,731

Virgin Islands–0.06%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RN (INS - NATL)(a)	5.00%	10/01/2024	90	90,923
Series 2006, RN (INS - NATL)(a)	5.00%	10/01/2025	170	171,779
Series 2006, RN (INS - NATL)(a)	5.00%	10/01/2026	125	126,317
				389,019
Total Municipal Obligations (Cost $659,875,077)				649,567,033

U.S. Dollar Denominated Bonds & Notes–0.16%
California–0.11%
CalPlant I LLC; Exit Facility(d)	15.00%	07/01/2025	725	741,109

Puerto Rico–0.05%

AES Puerto Rico, Inc.(j)	12.50%	03/04/2026	342	331,749
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,057,891)				1,072,858

			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(j)			32,378	0
TOTAL INVESTMENTS IN SECURITIES(k)–98.02% (Cost $660,932,968)				650,639,891
OTHER ASSETS LESS LIABILITIES–1.98%				13,144,509
NET ASSETS–100.00%				$663,784,400

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC	- Berkshire Hathaway Assurance Corp.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
Ctfs.	- Certificates
FGIC	- Financial Guaranty Insurance Company
FHLMC	- Federal Home Loan Mortgage Corp.
GO	- General Obligation
INS	- Insurer
NATL	- National Public Finance Guarantee Corp.
Pfd.	- Preferred
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
SGI	- Syncora Guarantee, Inc.
Sub.	- Subordinated
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $63,764,055, which represented 9.61% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2024.

(f)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $145,013, which represented less than 1% of the Fund’s Net Assets.

(g)	Restricted security. The aggregate value of these securities at May 31, 2024 was $62,505, which represented less than 1% of the Fund’s Net Assets.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Zero coupon bond issued at a discount.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Build America Mutual Assurance Co.	5.20%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2024

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$649,567,033	$0	$649,567,033

U.S. Dollar Denominated Bonds & Notes	–	741,109	331,749	1,072,858

Preferred Stocks	–	–	0	0

Total Investments in Securities	–	650,308,142	331,749	650,639,891

Other Investments - Assets

Investments Matured	–	13,500	3,535,000	3,548,500

Total Investments	$–	$650,321,642	$3,866,749	$654,188,391

Invesco Limited Term California Municipal Fund